DREYFUS PREMIER INTERNATIONAL FUNDS, INC
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

December 19, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re: Dreyfus Premier International Funds, Inc. (the "Fund")
      Registration Statement on Form N-1A (File No. 33-44254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that, with regard to its Dreyfus Premier Diversified International Fund:

(1)

each Prospectus and the Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on December 11, 2007.

DREYFUS PREMIER INTERNATIONAL FUNDS, INC.

By: /s/ Jeff Prusnofsky
       Jeff Prusnofsky
      Vice President